Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	HK$	HK$	HK$

Hong Kong profits tax
- Current	907	1,047	1,948
- Overprovision in previous year	—	—	(5,480)
	907	1,047	(3,532)
Tax interests and penalties	—	—	11,290
	907	1,047	7,758

Schedule of reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	926	1,174	(3,603)
Tax interests and penalties	—	—	11,290
Effect of income not chargeable for tax purpose	(32)	(154)	—
Effect of expenses not deductible for tax purpose	—	—	—
Change in valuation allowance	13	27	71
	907	1,047	7,758